Investments in associates and joint ventures (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Investments In Associates And Joint Ventures Details Text [Abstract]
Brazilian company, services provider related to credit and debit cards and other means of payment - The Organization received of dividends and interest on capital of this investment	R$ 582,483
In financial statements, Cielo S.A. - Other comprehensive income	8,814
Consolidated after acquisition the company			50.00%
Impairment losses were recognized in associates and joint control companies	31,868	R$ 37,122
Brazilian company, holding company that consolidates joint business related to electronic means of payment - The Organization received of dividends from this investment	46,820
Financial statements, Elo Participações S.A. - Other comprehensive income	8,109
Fair value of investments in associates for which there are quoted market prices	R$ 22,340,660	R$ 18,980,026